VESSELS AND CAPITALIZED DRY-DOCKING - Schedule of non-current assets sold (Details) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($) vessel	Jun. 30, 2024 USD ($) vessel	Dec. 31, 2024 USD ($) vessel
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount of vessels and capitalized dry-docking	$ (31.1)	$ (12.4)	$ (0.0)
Sold last year and paid during the year
Assets held for sale
Number of vessels | vessel	1
Vessels and capitalized dry docking | Sold and delivered during the year
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels | vessel	4	1	4
Vessel sales price	$ 78.5	$ 22.7	$ 84.2
Carrying amount of vessels and capitalized dry-docking	(59.8)	(10.9)	(47.0)
Bunker and lube oil cost	(2.2)	(0.7)	(1.5)
Transaction costs	(1.6)	(0.7)	(1.6)
Profit on sale	$ 14.9	$ 10.4	34.1
Vessels and capitalized dry docking | Sold and delivered during the year | Individual vessel
Disclosure of detailed information about property, plant and equipment [line items]
Vessel sales price			18.9
Transaction costs			$ (0.5)
Vessels and capitalized dry docking | Sold last year and delivered during the year
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels | vessel	0	3	3
Vessel sales price	$ 0.0	$ 67.3	$ 67.3
Carrying amount of vessels and capitalized dry-docking	0.0	(47.2)	(47.2)
Bunker and lube oil cost	0.0	(2.0)	(2.0)
Transaction costs	0.0	(0.9)	(0.9)
Profit on sale	$ 0.0	$ 17.2	$ 17.2
Vessels and capitalized dry docking | Non-current assets held for sale
Assets held for sale
Number of vessels held for sale end of period | vessel	2	1	0